JPMorgan Trust I

270 Park Avenue

New York, New York 10017

August 23, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”), on behalf of the
JPMorgan Intrepid Advantage Fund (the “Fund”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated November 1, 2015, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated August 18, 2016 for the Fund.

Please contact the undersigned at (614) 213-4020 if you have any questions concerning this filing.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase